UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2023
MFS®  Special Value Trust
MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Special Value Trust
New York Stock Exchange Symbol: MFV

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
Progressive Corp.	2.2%
Marsh & McLennan Cos., Inc.	1.9%
JPMorgan Chase & Co.	1.9%
Aon PLC	1.8%
Johnson & Johnson	1.8%
Northrop Grumman Corp.	1.8%
Cigna Group	1.7%
Nestle S.A., ADR	1.6%
Comcast Corp., “A”	1.6%
Texas Instruments, Inc.	1.6%
GICS equity sectors (g)
Financials	13.3%
Health Care	5.6%
Industrials	5.0%
Utilities	4.7%
Consumer Discretionary	2.8%
Energy	2.8%
Information Technology	2.5%
Communication Services	1.7%
Consumer Staples	1.6%
Real Estate	1.3%
ETFs (f)	1.2%
Materials	0.9%
Fixed income sectors (i)
High Yield Corporates	45.4%
Emerging Markets Bonds	7.1%
U.S. Treasury Securities	0.8%
Investment Grade Corporates	0.7%
Composition including fixed income credit quality (a)(i)
BBB	0.7%
BB	25.6%
B	20.5%
CCC	6.3%
U.S. Government	0.4%
Not Rated	0.5%
Non-Fixed Income	43.4%
Cash & Cash Equivalents	3.0%
Other	(0.4)%

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs and not the indirect exposure to the underlying holdings.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Katherine Cannan	Equity Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Effective April 30, 2024, Matt Ryan will no longer be a Portfolio Manager of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 10.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 52.8%
Aerospace & Defense – 1.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$13,000	$13,001
Bombardier, Inc., 7.125%, 6/15/2026 (n)	33,000	32,896
Moog, Inc., 4.25%, 12/15/2027 (n)	76,000	71,454
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	45,000	38,177
TransDigm, Inc., 6.25%, 3/15/2026 (n)	60,000	60,284
TransDigm, Inc., 6.375%, 6/15/2026	40,000	39,946
TransDigm, Inc., 5.5%, 11/15/2027	64,000	61,419
TransDigm, Inc., 6.75%, 8/15/2028 (n)	48,000	48,746
TransDigm, Inc., 4.625%, 1/15/2029	57,000	51,585
		$417,508
Airlines – 0.3%
Air Canada, 3.875%, 8/15/2026 (n)	$58,000	$53,689
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	35,527	33,761
		$87,450
Automotive – 1.4%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$78,000	$78,456
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	25,000	25,097
Dana, Inc., 5.375%, 11/15/2027	46,000	43,234
Dana, Inc., 4.25%, 9/01/2030	32,000	25,920
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	61,000	45,191
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	200,000	189,257
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	45,000	33,862
		$441,017
Broadcasting – 0.9%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	$85,000	$54,487
iHeartCommunications, Inc., 8.375%, 5/01/2027	67,000	44,212
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	49,000	42,600
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)	200,000	167,867
		$309,166
Brokerage & Asset Managers – 0.8%
AG Issuer LLC, 6.25%, 3/01/2028 (n)	$10,000	$9,294
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	65,000	66,823
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	55,000	46,066
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	40,000	35,500
NFP Corp., 4.875%, 8/15/2028 (n)	53,000	48,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
NFP Corp., 6.875%, 8/15/2028 (n)	$56,000	$48,853
		$254,778
Building – 1.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$35,000	$32,043
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	56,000	44,739
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	85,000	75,012
Interface, Inc., 5.5%, 12/01/2028 (n)	88,000	70,532
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	40,000	33,600
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	48,000	45,840
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	70,000	68,787
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	36,000	29,697
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	33,000	30,843
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	65,000	56,105
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	59,000	51,163
		$538,361
Business Services – 0.7%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$31,000	$29,464
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	45,000	42,889
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	35,000	33,665
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	70,000	70,646
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)	49,000	42,249
		$218,913
Cable TV – 4.5%
Cable One, Inc., 4%, 11/15/2030 (n)	$69,000	$56,111
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	46,000	43,404
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	193,000	166,056
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	103,000	86,489
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	73,000	59,788
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	50,000	38,087
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	164,040
DISH DBS Corp., 7.75%, 7/01/2026	35,000	20,219
DISH DBS Corp., 5.25%, 12/01/2026 (n)	50,000	38,192
DISH DBS Corp., 5.125%, 6/01/2029	40,000	18,447
DISH Network Corp., 11.75%, 11/15/2027 (n)	25,000	23,616
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	52,000	43,906
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	125,000	111,341
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)	37,000	27,960
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	200,000	184,600
Videotron Ltd., 5.125%, 4/15/2027 (n)	44,000	42,460
Videotron Ltd., 3.625%, 6/15/2029 (n)	24,000	20,753
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	168,536

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	$200,000	$162,511
		$1,476,516
Chemicals – 1.5%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$144,871
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	80,000	70,590
Ingevity Corp., 3.875%, 11/01/2028 (n)	69,000	60,551
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	58,000	49,952
Sasol Financing (USA) LLC, 5.5%, 3/18/2031	200,000	165,594
		$491,558
Computer Software – 0.7%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$42,000	$39,777
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	15,000	13,497
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	65,000	58,539
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	60,000	52,684
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	55,000	51,769
		$216,266
Computer Software - Systems – 1.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$114,000	$112,147
Fair Isaac Corp., 4%, 6/15/2028 (n)	7,000	6,521
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)	24,000	21,330
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	25,000	21,969
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	97,000	93,888
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	71,000	59,285
Virtusa Corp., 7.125%, 12/15/2028 (n)	49,000	39,444
		$354,584
Conglomerates – 1.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$68,000	$62,241
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	83,000	75,115
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	55,000	58,231
Gates Global LLC, 6.25%, 1/15/2026 (n)	72,000	71,280
Griffon Corp., 5.75%, 3/01/2028	68,000	62,734
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	64,000	50,100
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	42,000	42,790
TriMas Corp., 4.125%, 4/15/2029 (n)	112,000	99,680
		$522,171
Construction – 0.7%
Empire Communities Corp., 7%, 12/15/2025 (n)	$51,000	$46,650
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	30,000	27,909
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	47,000	41,182

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – continued
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		$19,000	$17,100
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		69,000	68,366
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		48,000	41,670
			$242,877
Consumer Products – 1.1%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	$86,637
Mattel, Inc., 3.375%, 4/01/2026 (n)		$41,000	38,782
Mattel, Inc., 5.875%, 12/15/2027 (n)		39,000	39,048
Mattel, Inc., 6.2%, 10/01/2040		5,000	4,712
Newell Brands, Inc., 6.375%, 9/15/2027		34,000	33,490
Newell Brands, Inc., 6.625%, 9/15/2029		39,000	38,525
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		55,000	53,343
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		50,000	41,000
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		45,000	27,450
			$362,987
Consumer Services – 2.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$96,000	$89,302
ANGI Group LLC, 3.875%, 8/15/2028 (n)		71,000	55,569
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		65,000	56,388
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		20,000	18,665
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		103,000	89,227
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		49,000	46,956
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		69,000	65,008
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		60,000	55,350
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		20,000	17,095
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		5,000	4,085
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		56,000	41,580
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		45,000	32,083
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		91,000	79,579
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		49,000	45,938
			$696,825
Containers – 1.2%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$200,000	$160,215
Crown Americas LLC, 5.25%, 4/01/2030		45,000	43,772
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		80,000	76,584
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		55,000	53,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
LABL, Inc., 5.875%, 11/01/2028 (n)	$45,000	$41,512
		$376,001
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$61,000	$42,142
Electronics – 0.7%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$30,000	$27,361
Entegris, Inc., 3.625%, 5/01/2029 (n)	27,000	23,120
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	25,000	25,015
Sensata Technologies B.V., 5%, 10/01/2025 (n)	85,000	83,690
Synaptics, Inc., 4%, 6/15/2029 (n)	65,000	54,925
		$214,111
Emerging Market Quasi-Sovereign – 0.3%
Petroleos Mexicanos, 6.49%, 1/23/2027	$100,000	$89,558
Energy - Independent – 1.4%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$20,000	$19,732
CNX Resources Corp., 6%, 1/15/2029 (n)	37,000	34,227
CNX Resources Corp., 7.375%, 1/15/2031 (n)	15,000	14,472
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	75,000	67,903
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	65,000	61,408
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	40,000	35,467
Matador Resources Co., 6.875%, 4/15/2028 (n)	17,000	17,107
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	44,000	41,131
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	5,000	5,056
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	53,000	50,153
SM Energy Co., 6.75%, 9/15/2026	15,000	14,775
SM Energy Co., 6.5%, 7/15/2028	50,000	47,375
Southwestern Energy Co., 8.375%, 9/15/2028	25,000	26,176
Southwestern Energy Co., 5.375%, 3/15/2030	35,000	32,572
		$467,554
Entertainment – 1.2%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$71,000	$64,921
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	40,000	32,920
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	30,000	30,757
Life Time, Inc., 8%, 4/15/2026 (n)	35,000	34,802
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	46,000	39,623
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)	15,000	14,149
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	42,000	37,288
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	65,000	57,317
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	45,000	40,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
VOC Escrow Ltd., 5%, 2/15/2028 (n)	$30,000	$26,678
		$378,956
Financial Institutions – 1.8%
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	$67,000	$63,827
Credit Acceptance Corp., 6.625%, 3/15/2026	8,000	7,645
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	130,495	116,495
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	86,000	72,295
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	85,000	80,538
OneMain Finance Corp., 6.875%, 3/15/2025	50,000	48,914
OneMain Finance Corp., 7.125%, 3/15/2026	69,000	67,243
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	62,000	52,422
SLM Corp., 3.125%, 11/02/2026	70,000	61,250
		$570,629
Food & Beverages – 2.0%
B&G Foods, Inc., 5.25%, 4/01/2025	$40,000	$37,794
B&G Foods, Inc., 5.25%, 9/15/2027	15,000	13,137
BellRing Brands, Inc., 7%, 3/15/2030 (n)	71,000	72,738
Central America Bottling Co., 5.25%, 4/27/2029 (n)	200,000	186,506
Performance Food Group Co., 5.5%, 10/15/2027 (n)	76,000	74,486
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	59,000	57,649
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	80,000	72,257
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	91,000	80,255
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	69,764
		$664,586
Gaming & Lodging – 1.7%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$28,000	$24,564
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	43,000	43,384
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	58,000	59,174
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	54,000	52,785
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	24,000	23,413
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	8,000	6,740
Sands China Ltd., 4.3%, 1/08/2026	200,000	187,952
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	48,000	42,587
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	73,000	67,875
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	63,000	58,007
		$566,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.5%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$85,000	$77,011
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	80,000	73,456
		$150,467
Insurance - Property & Casualty – 0.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$36,000	$34,378
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	14,000	11,719
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	25,000	20,679
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	30,000	28,005
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	5,000	4,313
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	40,000	34,630
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	30,000	29,326
Hub International Ltd., 5.625%, 12/01/2029 (n)	86,000	76,540
		$239,590
Machinery & Tools – 0.6%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$45,000	$46,575
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	85,000	90,312
Terex Corp., 5%, 5/15/2029 (n)	60,000	55,807
		$192,694
Medical & Health Technology & Services – 3.1%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	$34,000	$27,554
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	80,000	74,830
Catalent, Inc., 3.125%, 2/15/2029 (n)	81,000	68,933
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	90,000	78,969
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	34,666
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	81,000	57,650
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	50,000	41,673
DaVita, Inc., 4.625%, 6/01/2030 (n)	60,000	52,264
Encompass Health Corp., 5.75%, 9/15/2025	10,000	9,976
Encompass Health Corp., 4.75%, 2/01/2030	68,000	62,708
Encompass Health Corp., 4.625%, 4/01/2031	10,000	8,967
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	195,136
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	25,000	21,270
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	45,000	37,423
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	63,000	52,649
Tenet Healthcare Corp., 6.125%, 10/01/2028	80,000	77,617
Tenet Healthcare Corp., 4.375%, 1/15/2030	19,000	17,458
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)	53,000	52,423
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	50,000	44,625
		$1,016,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.6%
Embecta Corp., 5%, 2/15/2030 (n)	$40,000	$34,503
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	68,000	73,100
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	35,000	30,274
Teleflex, Inc., 4.625%, 11/15/2027	62,000	59,675
		$197,552
Metals & Mining – 1.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$68,000	$65,582
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	57,000	47,008
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	48,000	46,029
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	35,000	32,550
Ero Copper Corp., 6.5%, 2/15/2030 (n)	40,000	35,588
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	95,000	82,520
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	72,000	60,517
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	52,000	45,918
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	75,000	59,435
Novelis Corp., 3.25%, 11/15/2026 (n)	14,000	12,816
Novelis Corp., 4.75%, 1/30/2030 (n)	61,000	55,197
Novelis Corp., 3.875%, 8/15/2031 (n)	59,000	49,407
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	30,091	28,436
TMS International Corp., 6.25%, 4/15/2029 (n)	10,000	7,728
		$628,731
Midstream – 2.8%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$49,000	$43,426
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	84,000	73,039
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	6,000	5,895
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	5,000	4,875
EQM Midstream Partners LP, 5.5%, 7/15/2028	105,000	95,710
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	70,000	59,489
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	20,000	19,958
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	50,000	50,067
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	100,000	95,797
NuStar Logistics, LP, 6.375%, 10/01/2030	6,000	5,778
Peru LNG, 5.375%, 3/22/2030	200,000	161,500
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	22,000	21,226
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	88,000	81,415
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	70,000	71,491
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	75,000	67,365
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	16,000	16,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	$50,000	$44,293
		$917,548
Network & Telecom – 0.6%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$189,233
Oil Services – 0.8%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	$171,300	$152,967
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	65,000	61,267
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	44,000	42,240
		$256,474
Oils – 0.4%
Parkland Corp., 4.625%, 5/01/2030 (n)	$100,000	$87,008
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	40,000	36,794
		$123,802
Other Banks & Diversified Financials – 0.1%
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	$39,000	$39,026
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$62,000	$54,075
NCR Corp., 5.125%, 4/15/2029 (n)	48,000	41,520
		$95,595
Pharmaceuticals – 0.8%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$35,000	$34,650
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	37,000	29,831
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	6,000	3,840
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	184,001
		$252,322
Pollution Control – 0.5%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$20,000	$19,454
GFL Environmental, Inc., 4%, 8/01/2028 (n)	55,000	50,198
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	18,614
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	25,000	22,626
Stericycle, Inc., 3.875%, 1/15/2029 (n)	70,000	62,979
		$173,871
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$60,000	$47,401
Taseko Mines Ltd., 7%, 2/15/2026 (n)	45,000	41,517
		$88,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026	$150,000	$125,583
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027	$74,000	$61,987
Real Estate - Other – 0.2%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$70,000	$60,754
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$55,000	$44,555
Retailers – 0.9%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$70,000	$62,301
Bath & Body Works, Inc., 5.25%, 2/01/2028	101,000	96,556
Hanesbrands, Inc., 9%, 2/15/2031 (n)	35,000	35,828
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	39,000	35,725
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	69,000	55,807
		$286,217
Specialty Stores – 0.5%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$51,000	$45,256
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	20,000	17,312
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	35,000	28,833
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	40,000	26,814
Penske Automotive Group Co., 3.75%, 6/15/2029	69,000	59,996
		$178,211
Supermarkets – 0.2%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$35,000	$33,834
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	44,300
		$78,134
Telecommunications - Wireless – 1.2%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$123,154
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	200,000	154,821
SBA Communications Corp., 3.875%, 2/15/2027	51,000	47,568
SBA Communications Corp., 3.125%, 2/01/2029	95,000	81,273
		$406,816
Tobacco – 0.1%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$35,000	$31,312
U.S. Treasury Obligations – 0.4%
U.S. Treasury Notes, 3%, 6/30/2024	$123,000	$120,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.8%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$190,711
Calpine Corp., 4.5%, 2/15/2028 (n)	73,000	67,985
Calpine Corp., 5.125%, 3/15/2028 (n)	78,000	72,049
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	49,000	46,436
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	121,000	103,523
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	188,000	169,200
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	200,000	185,000
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	200,000	187,460
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,000	5,910
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	10,000	9,600
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	50,000	47,000
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	50,000	47,812
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	88,000	84,260
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	32,000	29,680
		$1,246,626
Total Bonds (Identified Cost, $18,789,223)		$17,204,503
Common Stocks – 42.2%
Aerospace & Defense – 2.9%
Honeywell International, Inc.	1,903	$380,296
Northrop Grumman Corp.	1,249	576,126
		$956,422
Brokerage & Asset Managers – 2.3%
Citigroup, Inc.	8,120	$382,208
NASDAQ, Inc.	6,758	374,191
		$756,399
Business Services – 1.8%
Accenture PLC, “A”	1,026	$287,577
Equifax, Inc. (f)	1,373	286,106
		$573,683
Cable TV – 1.7%
Comcast Corp., “A”	12,876	$532,680
Intelsat Emergence S.A. (a)	705	17,449
		$550,129
Construction – 0.9%
Sherwin-Williams Co.	1,247	$296,212
Electronics – 1.6%
Texas Instruments, Inc.	3,167	$529,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.7%
ConocoPhillips	3,344	$344,064
Pioneer Natural Resources Co.	2,434	529,517
		$873,581
Food & Beverages – 1.6%
Nestle S.A., ADR	4,165	$534,203
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	2,639	$446,888
Health Maintenance Organizations – 1.7%
Cigna Group	2,216	$561,291
Insurance – 5.9%
Aon PLC	1,833	$596,055
Marsh & McLennan Cos., Inc.	3,445	620,755
Progressive Corp.	5,156	703,278
		$1,920,088
Machinery & Tools – 1.2%
Illinois Tool Works, Inc.	1,581	$382,507
Major Banks – 3.5%
JPMorgan Chase & Co.	4,448	$614,892
Morgan Stanley	5,650	508,330
		$1,123,222
Medical Equipment – 1.1%
Thermo Fisher Scientific, Inc.	637	$353,471
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$20,102
Other Banks & Diversified Financials – 1.6%
American Express Co.	3,226	$520,483
Pharmaceuticals – 2.8%
Johnson & Johnson	3,609	$590,793
Pfizer, Inc.	8,212	319,365
		$910,158
Real Estate – 1.3%
Prologis, Inc., REIT	3,379	$423,220
Specialty Stores – 1.4%
Lowe's Cos., Inc.	2,176	$452,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 4.7%
Dominion Energy, Inc.	8,961	$512,032
Duke Energy Corp.	5,082	502,508
Southern Co.	7,171	527,427
		$1,541,967
Total Common Stocks (Identified Cost, $9,430,558)		$13,725,786
Exchange-Traded Funds – 1.2%
Fixed Income ETFs – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $390,290)	5,200	$391,872
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	73	$475
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	73	310
Total Contingent Value Rights (Identified Cost, $0)		$785
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $970,998)	971,040	$971,234

Other Assets, Less Liabilities – 0.8%		276,588
Net Assets – 100.0%		$32,570,768

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $971,234 and $31,322,946, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,200,369, representing 43.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	85,413	EUR	77,514	HSBC Bank	7/21/2023	$(377)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	1	$131,656	June – 2023	$6,368
At April 30, 2023, the fund had liquid securities with an aggregate value of $6,460 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $28,610,071)	$31,322,946
Investments in affiliated issuers, at value (identified cost, $970,998)	971,234
Cash	20,032
Receivables for
Net daily variation margin on open futures contracts	1,255
Investments sold	164,314
Interest and dividends	296,457
Other assets	16,199
Total assets	$32,792,437
Liabilities
Payables for
Distributions	$13,567
Forward foreign currency exchange contracts	377
Investments purchased	126,949
Payable to affiliates
Investment adviser	3,195
Administrative services fee	192
Transfer agent and dividend disbursing costs	337
Payable for independent Trustees' compensation	398
Accrued expenses and other liabilities	76,654
Total liabilities	$221,669
Net assets	$32,570,768
Net assets consist of
Paid-in capital	$30,704,678
Total distributable earnings (loss)	1,866,090
Net assets	$32,570,768
Shares of beneficial interest outstanding	7,307,087
Net asset value per share (net assets of $32,570,768 / 7,307,087 shares of beneficial interest outstanding)	$4.46
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$552,934
Dividends	185,287
Dividends from affiliated issuers	16,428
Other	131
Foreign taxes withheld	(1,990)
Total investment income	$752,790
Expenses
Management fee	$137,514
Transfer agent and dividend disbursing costs	6,905
Administrative services fee	8,679
Independent Trustees' compensation	2,503
Stock exchange fee	11,845
Custodian fee	2,345
Shareholder communications	21,583
Audit and tax fees	43,825
Legal fees	162
Miscellaneous	18,663
Total expenses	$254,024
Net investment income (loss)	$498,766
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$488,163
Affiliated issuers	97
Futures contracts	16,706
Forward foreign currency exchange contracts	(5,811)
Foreign currency	(85)
Net realized gain (loss)	$499,070
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$770,350
Affiliated issuers	157
Futures contracts	(4,667)
Forward foreign currency exchange contracts	(377)
Translation of assets and liabilities in foreign currencies	28
Net unrealized gain (loss)	$765,491
Net realized and unrealized gain (loss)	$1,264,561
Change in net assets from operations	$1,763,327
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$498,766	$843,924
Net realized gain (loss)	499,070	1,287,045
Net unrealized gain (loss)	765,491	(6,293,001)
Change in net assets from operations	$1,763,327	$(4,162,032)
Distributions to shareholders	$(919,255)	$(2,171,339)
Tax return of capital distributions to shareholders	$—	$(1,486,857)
Distributions from other sources	$(718,067)	$—
Change in net assets from fund share transactions	$14,139	$188,978
Total change in net assets	$140,144	$(7,631,250)
Net assets
At beginning of period	32,430,624	40,061,874
At end of period	$32,570,768	$32,430,624
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$4.44	$5.51	$5.15	$5.60	$5.43	$6.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.12	$0.15	$0.16	$0.16
Net realized and unrealized gain (loss)	0.17	(0.69)	0.79	(0.07)	0.56	(0.18)
Total from investment operations	$0.24	$(0.57)	$0.91	$0.08	$0.72	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.13)	$(0.16)	$(0.16)	$(0.17)	$(0.18)
From net realized gain	—	(0.17)	(0.21)	(0.36)	(0.03)	(0.11)
From tax return of capital	—	(0.20)	(0.18)	(0.01)	(0.35)	(0.29)
From other sources	(0.10)	—	—	—	—	—
Total distributions declared to shareholders	$(0.22)	$(0.50)	$(0.55)	$(0.53)	$(0.55)	$(0.58)
Net increase from repurchase of capital shares	$—	$—	$—	$0.00(w)	$—	$—
Net asset value, end of period	$4.46	$4.44	$5.51	$5.15	$5.60	$5.43
Market value, end of period	$4.34	$4.28	$6.77	$5.25	$6.48	$5.49
Total return at market value (%) (j)(r)(s)(x)	6.64(n)	(30.40)	41.18	(10.63)	30.24	(8.87)
Total return at net asset value (%)	5.71(n)	(11.35)	17.13	1.44	13.80	(0.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	1.56(a)	1.49	1.38	1.44	1.41	1.39
Net investment income (loss)	3.06(a)	2.35	2.27	2.76	2.89	2.76
Portfolio turnover	16(n)	24	38	48	34	33
Net assets at end of period (000 omitted)	$32,571	$32,431	$40,062	$37,202	$40,258	$38,834

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine

Notes to Financial Statements (unaudited) - continued
value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,545,904	$—	$20,102	$13,566,006
Switzerland	534,203	—	—	534,203
Luxembourg	—	18,234	—	18,234
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	120,699	—	120,699
Non - U.S. Sovereign Debt	—	89,558	—	89,558
U.S. Corporate Bonds	—	12,826,588	—	12,826,588
Foreign Bonds	—	4,167,658	—	4,167,658
Mutual Funds	971,234	—	—	971,234
Total	$15,051,341	$17,222,737	$20,102	$32,294,180
Other Financial Instruments
Futures Contracts – Assets	$6,368	$—	$—	$6,368
Forward Foreign Currency Exchange Contracts – Liabilities	—	(377)	—	(377)
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$33,721
Realized gain (loss)	9,939
Change in unrealized appreciation or depreciation	(13,619)
Disposed of as part of a corporate action	(9,939)
Balance as of 4/30/23	$20,102
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2023 is $(4,574). At April 30, 2023, the fund held one level 3 security.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$6,368	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	—	(377)
Total		$6,368	$(377)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$16,706	$—
Foreign Exchange	—	(5,811)
Total	$16,706	$(5,811)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(4,667)	$—
Foreign Exchange	—	(377)
Total	$(4,667)	$(377)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.
For the six months ended April 30, 2023, the amount of distributions estimated to be a tax return of capital was approximately $718,067 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$916,437
Long-term capital gains	1,254,902
Tax return of capital (b)	1,486,857
Total distributions	$3,658,196

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$29,762,881
Gross appreciation	4,619,513
Gross depreciation	(2,088,214)
Net unrealized appreciation (depreciation)	$2,531,299
As of 10/31/22
Other temporary differences	(13,732)
Net unrealized appreciation (depreciation)	1,753,817
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund's average daily net assets. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2023. For the six months ended April 30, 2023, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.84% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2023, these fees paid to MFSC amounted to $1,106.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0532% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2023, this reimbursement amounted to $81, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $5,074,711 and $6,540,430, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended April 30, 2023 and the year ended October 31, 2022, the fund did not repurchase any shares. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	3,067	$14,139	34,187	$188,978
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $85 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$728,206	$3,132,407	$2,889,633	$97	$157	$971,234

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,428	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Special Value Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the “Fund”), including the portfolio of investments, as of April 30, 2023, and the related statements of operations, changes in net assets and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2022 and the financial highlights for each of the five years in the period then ended; and in our report dated December 15, 2022, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
June 15, 2023

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MFV

Item 1(b):

A copy of the notice transmitted to the Registrant's shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

11/01/22-11/30/22	0	N/A	0	730,402
12/01/22-12/31/22	0	N/A	0	730,402
1/01/23-1/31/23	0	N/A	0	730,402
2/01/23-2/28/23	0	N/A	0	730,402
3/01/23-3/31/23	0	N/A	0	730,402
4/01/23-4/30/23	0	N/A	0	730,402
Total	0	N/A	0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant's outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2022 plan year is 730,402.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant's Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust's common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SPECIAL VALUE TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 15, 2023

* Print name and title of each signing officer under his or her signature.